Total
U.S. Strategic Equity Fund
U.S. Strategic Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class S Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. In addition, certain Financial Intermediaries (as defined below in the Additional Information section) may impose different sales loads and waivers. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges and More About Deferred Sales Charges sections and Appendix A: Additional Information About Financial Intermediary-Specific Sales Charge Variations, Waivers and Discounts, beginning on pages 292, 295 and 374, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 35, of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - U.S. Strategic Equity Fund		Class A	Class C	Class M	Class P	Class R6	Class S	Class Y	Class C1	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - U.S. Strategic Equity Fund		Class A	Class C	Class C1	Class M	Class P	Class R6	Class S	Class T	Class Y
Advisory Fee	[1]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution (12b-1) Fees	[1],[2]	0.25%	0.75%	1.00%	none	none	none	none	0.25%	none
Other Expenses	[1],[3]	0.28%	0.53%	0.28%	0.28%	0.13%	0.13%	0.28%	0.28%	0.08%
Total Annual Fund Operating Expenses	[1]	1.25%	2.00%	2.00%	1.00%	0.85%	0.85%	1.00%	1.25%	0.80%
Less Fee Waivers and Expense Reimbursements	[1]	(0.26%)	(0.26%)	(0.26%)	(0.36%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.24%)
Net Annual Fund Operating Expenses	[1]	0.99%	1.74%	1.74%	0.64%	0.59%	0.59%	0.74%	0.99%	0.56%
[1]	Until February 28, 2022, Russell Investment Management, LLC has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.56% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2022, Russell Investments Fund Services, LLC has contractually agreed to waive 0.12% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class A, Class C, Class C1, Class P, Class R6, Class S and Class T Shares. These waivers may not be terminated during the relevant period except with Board approval. “Other Expenses” for Class C1, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[2]	(including shareholder services fees of 0.25% for Class C1 Shares)
[3]	(including shareholder services fees of 0.25% for Class C Shares)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - U.S. Strategic Equity Fund - USD ($)	Class A	Class C	Class C1	Class M	Class P	Class R6	Class S	Class T	Class Y
1 Year	$ 670	$ 177	$ 277	$ 65	$ 60	$ 60	$ 76	$ 348	$ 57
3 Years	925	602	602	283	245	245	293	612	231
5 Years	1,198	1,054	1,054	517	446	446	527	895	421
10 Years	$ 1,978	$ 2,306	$ 2,306	$ 1,192	$ 1,025	$ 1,025	$ 1,201	$ 1,701	$ 967

For Class C1 Shares, you would pay the following if you did not redeem your Shares:
Expense Example, No Redemption	U.S. Strategic Equity Fund Class C1 USD ($)
1 Year	$ 177
3 Years	602
5 Years	1,054
10 Years	$ 2,306

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000
®
Index or within the capitalization range of the Russell 1000
®
Index.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. RIM may change a Fund's asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•
Equity Securities
. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

•
Derivatives
. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

•
Depositary Receipts
. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

•
Financial Services Sector Risk
. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.

•
Counterparty Risk.
Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

•
Active Management
. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.

•
Multi-Manager Approach.
While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

•
Index-Based Investing.
Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Fund exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.

•
Quantitative Investing.
Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

•
Non-Discretionary Implementation Risk.
With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

•
Large Redemptions
. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund’s portfolio. As a result, large redemption activity could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance.

•
Global Financial Markets Risk.
Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 23.93% (2Q/20) Lowest Quarterly Return: (20.42)% (1Q/20)
Average annual total returns for the periods ended December 31, 2020
Average Annual Total Returns - U.S. Strategic Equity Fund	1 Year	5 Years	Since Inception
Class A	16.36%	12.76%	12.79%
Class C	22.48%	13.26%	12.75%
Class C1
Class M	23.80%	14.47%	13.92%
Class P
Class R6
Class T
Class Y	23.73%	14.43%	13.90%
Class S	23.73%	14.39%	13.87%
Class S | Return After Taxes on Distributions	23.46%	12.06%	11.50%
Class S | Return After Taxes on Distributions and Sale of Fund Shares	14.17%	10.80%	10.54%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	20.96%	15.60%	15.13%

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